OTHER NON-FINANCIAL ASSETS (Details) - Schedule of composition of other non-financial assets - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
OTHER NON-FINANCIAL ASSETS (Details) - Schedule of composition of other non-financial assets [Line Items]
Current Assets		$ 191,364	$ 108,368
Non-current assets		148,378	125,432
Total Assets		48,567	25,080	$ 15,476
Total Other Non - Financial Assets [Member]
OTHER NON-FINANCIAL ASSETS (Details) - Schedule of composition of other non-financial assets [Line Items]
Total Assets		339,742	233,800
Current Assets [Member] | Total Other Non - Financial Assets [Member]
OTHER NON-FINANCIAL ASSETS (Details) - Schedule of composition of other non-financial assets [Line Items]
Current Assets		191,364	108,368
Non-current assets [Member] | Total Other Non - Financial Assets [Member]
OTHER NON-FINANCIAL ASSETS (Details) - Schedule of composition of other non-financial assets [Line Items]
Non-current assets		148,378	125,432
Advance payments [Member]
OTHER NON-FINANCIAL ASSETS (Details) - Schedule of composition of other non-financial assets [Line Items]
Total Assets		41,894	25,737
Advance payments [Member] | Aircraft insurance and other [Member]
OTHER NON-FINANCIAL ASSETS (Details) - Schedule of composition of other non-financial assets [Line Items]
Total Assets		27,122	12,331
Advance payments [Member] | Others [Member]
OTHER NON-FINANCIAL ASSETS (Details) - Schedule of composition of other non-financial assets [Line Items]
Total Assets		14,772	13,406
Advance payments [Member] | Current Assets [Member]
OTHER NON-FINANCIAL ASSETS (Details) - Schedule of composition of other non-financial assets [Line Items]
Current Assets		40,161	23,735
Advance payments [Member] | Current Assets [Member] | Aircraft insurance and other [Member]
OTHER NON-FINANCIAL ASSETS (Details) - Schedule of composition of other non-financial assets [Line Items]
Current Assets		27,122	12,331
Advance payments [Member] | Current Assets [Member] | Others [Member]
OTHER NON-FINANCIAL ASSETS (Details) - Schedule of composition of other non-financial assets [Line Items]
Current Assets		13,039	11,404
Advance payments [Member] | Non-current assets [Member]
OTHER NON-FINANCIAL ASSETS (Details) - Schedule of composition of other non-financial assets [Line Items]
Non-current assets		1,733	2,002
Advance payments [Member] | Non-current assets [Member] | Aircraft insurance and other [Member]
OTHER NON-FINANCIAL ASSETS (Details) - Schedule of composition of other non-financial assets [Line Items]
Non-current assets
Advance payments [Member] | Non-current assets [Member] | Others [Member]
OTHER NON-FINANCIAL ASSETS (Details) - Schedule of composition of other non-financial assets [Line Items]
Non-current assets		1,733	2,002
Contract assets [Member] | GDS costs [Member]
OTHER NON-FINANCIAL ASSETS (Details) - Schedule of composition of other non-financial assets [Line Items]
Total Assets	[1]	9,530	6,439
Contract assets [Member] | Credit Card Commissions [Member]
OTHER NON-FINANCIAL ASSETS (Details) - Schedule of composition of other non-financial assets [Line Items]
Total Assets	[1]	26,124	10,550
Contract assets [Member] | Travel agencies commisions [Member]
OTHER NON-FINANCIAL ASSETS (Details) - Schedule of composition of other non-financial assets [Line Items]
Total Assets	[1]	12,912	8,091
Contract assets [Member] | Subtotal advance payments [Member]
OTHER NON-FINANCIAL ASSETS (Details) - Schedule of composition of other non-financial assets [Line Items]
Total Assets	[1]	48,566	25,080
Contract assets [Member] | Current Assets [Member] | GDS costs [Member]
OTHER NON-FINANCIAL ASSETS (Details) - Schedule of composition of other non-financial assets [Line Items]
Current Assets	[1]	9,530	6,439
Contract assets [Member] | Current Assets [Member] | Credit Card Commissions [Member]
OTHER NON-FINANCIAL ASSETS (Details) - Schedule of composition of other non-financial assets [Line Items]
Current Assets	[1]	26,124	10,550
Contract assets [Member] | Current Assets [Member] | Travel agencies commisions [Member]
OTHER NON-FINANCIAL ASSETS (Details) - Schedule of composition of other non-financial assets [Line Items]
Current Assets	[1]	12,912	8,091
Contract assets [Member] | Current Assets [Member] | Subtotal advance payments [Member]
OTHER NON-FINANCIAL ASSETS (Details) - Schedule of composition of other non-financial assets [Line Items]
Current Assets	[1]	48,566	25,080
Contract assets [Member] | Non-current assets [Member] | GDS costs [Member]
OTHER NON-FINANCIAL ASSETS (Details) - Schedule of composition of other non-financial assets [Line Items]
Non-current assets	[1]
Contract assets [Member] | Non-current assets [Member] | Credit Card Commissions [Member]
OTHER NON-FINANCIAL ASSETS (Details) - Schedule of composition of other non-financial assets [Line Items]
Non-current assets	[1]
Contract assets [Member] | Non-current assets [Member] | Travel agencies commisions [Member]
OTHER NON-FINANCIAL ASSETS (Details) - Schedule of composition of other non-financial assets [Line Items]
Non-current assets	[1]
Contract assets [Member] | Non-current assets [Member] | Subtotal advance payments [Member]
OTHER NON-FINANCIAL ASSETS (Details) - Schedule of composition of other non-financial assets [Line Items]
Non-current assets	[1]
Other assets [Member] | Sales tax [Member]
OTHER NON-FINANCIAL ASSETS (Details) - Schedule of composition of other non-financial assets [Line Items]
Total Assets		128,627	90,846
Other assets [Member] | Other taxes [Member]
OTHER NON-FINANCIAL ASSETS (Details) - Schedule of composition of other non-financial assets [Line Items]
Total Assets		1,688	1,661
Other assets [Member] | Contributions to the International Aeronautical Telecommunications Society (“SITA”) [Member]
OTHER NON-FINANCIAL ASSETS (Details) - Schedule of composition of other non-financial assets [Line Items]
Total Assets		997	997
Other assets [Member] | Contributions to Universal Air Travel Plan “UATP” [Member]
OTHER NON-FINANCIAL ASSETS (Details) - Schedule of composition of other non-financial assets [Line Items]
Total Assets		40	20
Other assets [Member] | Judicial deposits [Member]
OTHER NON-FINANCIAL ASSETS (Details) - Schedule of composition of other non-financial assets [Line Items]
Total Assets		117,930	89,459
Other assets [Member] | Subtotal other assets [Member]
OTHER NON-FINANCIAL ASSETS (Details) - Schedule of composition of other non-financial assets [Line Items]
Total Assets		249,282	182,983
Other assets [Member] | Current Assets [Member] | Sales tax [Member]
OTHER NON-FINANCIAL ASSETS (Details) - Schedule of composition of other non-financial assets [Line Items]
Current Assets		100,665	57,634
Other assets [Member] | Current Assets [Member] | Other taxes [Member]
OTHER NON-FINANCIAL ASSETS (Details) - Schedule of composition of other non-financial assets [Line Items]
Current Assets		1,688	1,661
Other assets [Member] | Current Assets [Member] | Contributions to the International Aeronautical Telecommunications Society (“SITA”) [Member]
OTHER NON-FINANCIAL ASSETS (Details) - Schedule of composition of other non-financial assets [Line Items]
Current Assets		258	258
Other assets [Member] | Current Assets [Member] | Contributions to Universal Air Travel Plan “UATP” [Member]
OTHER NON-FINANCIAL ASSETS (Details) - Schedule of composition of other non-financial assets [Line Items]
Current Assets
Other assets [Member] | Current Assets [Member] | Judicial deposits [Member]
OTHER NON-FINANCIAL ASSETS (Details) - Schedule of composition of other non-financial assets [Line Items]
Current Assets		26
Other assets [Member] | Current Assets [Member] | Subtotal other assets [Member]
OTHER NON-FINANCIAL ASSETS (Details) - Schedule of composition of other non-financial assets [Line Items]
Current Assets		102,637	59,553
Other assets [Member] | Non-current assets [Member] | Sales tax [Member]
OTHER NON-FINANCIAL ASSETS (Details) - Schedule of composition of other non-financial assets [Line Items]
Non-current assets		27,962	33,212
Other assets [Member] | Non-current assets [Member] | Other taxes [Member]
OTHER NON-FINANCIAL ASSETS (Details) - Schedule of composition of other non-financial assets [Line Items]
Non-current assets
Other assets [Member] | Non-current assets [Member] | Contributions to the International Aeronautical Telecommunications Society (“SITA”) [Member]
OTHER NON-FINANCIAL ASSETS (Details) - Schedule of composition of other non-financial assets [Line Items]
Non-current assets		739	739
Other assets [Member] | Non-current assets [Member] | Contributions to Universal Air Travel Plan “UATP” [Member]
OTHER NON-FINANCIAL ASSETS (Details) - Schedule of composition of other non-financial assets [Line Items]
Non-current assets		40	20
Other assets [Member] | Non-current assets [Member] | Judicial deposits [Member]
OTHER NON-FINANCIAL ASSETS (Details) - Schedule of composition of other non-financial assets [Line Items]
Non-current assets		117,904	89,459
Other assets [Member] | Non-current assets [Member] | Subtotal other assets [Member]
OTHER NON-FINANCIAL ASSETS (Details) - Schedule of composition of other non-financial assets [Line Items]
Non-current assets		$ 146,645	$ 123,430

[1]	Movement of Contracts assets: